Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Sep. 30, 2013
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Reconciliation of weighted-average shares
The following table provides a reconciliation of weighted-average shares used to determine basic and diluted earnings per share for the quarter ended September 30, 2012.

Basic average common shares outstanding	16,515,846
Effect of dilutive options	4,429
Diluted average common shares outstanding	16,520,275